Employee Benefits	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Employee Benefits	Employee Benefits
Defined Contribution Plans

Defined contribution or profit sharing style plans ("the Plans") are offered in a number of countries. In some cases, these plans are required by local laws or regulations. Certain employees are eligible to participate in the Plans and participants in the Plans may elect to defer a portion of their pre-tax earnings into a pension plan, which is run by an independent party. The Company matches participant's contributions up to certain levels of the participant's annual compensation.

The Company's United States operations maintain retirement plans (the "U.S. Plans") that qualify as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Participants in the U.S. Plans may elect to defer a portion of their earnings, up to the Internal Revenue Service annual contribution limit. The Company matches participant's contributions at varying amounts, subject to a maximum of 4.5% of the participant's annual compensation. Contributions to this U.S. Plan are recorded, in the year contributed, as an expense in the Consolidated Statement of Operations. Contributions for the years ended December 31, 2022, December 31, 2021 and December 31, 2020 were $30.2 million, $23.7 million and $17.0 million respectively.

Pension and Postretirement Benefit Plans

The Company maintains various retirement plans across the Group, many of which are required by local employment laws. The balances recorded to the balance sheet are as follows:

	December 31, 2022	December 31, 2021
Other receivables	$6,492	$—
Non-current other liabilities (note 16)	(13,033)	(16,262)
In addition to the specific defined-benefit schemes shown separately below, the Company maintains several other retirement plans which have a cumulative total net obligation of $11.6 million and $8.0 million recorded to non-current liabilities as of December 31, 2022 and December 31, 2021, respectively.

ICON Development Solutions Limited pension plan

One of the Company's subsidiaries, ICON Development Solutions Limited, operates a defined benefit pension plan in the United Kingdom for its employees. The plan is managed externally and the related pension costs and liabilities are assessed in accordance with the advice of a professionally qualified actuary. Plan assets at December 31, 2022, December 31, 2021 and December 31, 2020, consist of units held in independently administered funds. The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60 'Defined Benefit Plans – Other Postretirement'. The plan has been closed to new entrants with effect from July 1, 2003.

Funded status	December 31, 2022	December 31, 2021
	(in thousands)
Projected benefit obligation	$(19,558)	$(41,813)
Fair value of plan assets	26,050	36,198
Funded status	$6,492	$(5,615)

The funded status as at December 31, 2022 is included in other long-term receivables on the Consolidated Balance Sheet. The funded status as at December 31, 2021 is included in non-current other liabilities on the Consolidated Balance Sheet.

Change in benefit obligation	December 31, 2022	December 31, 2021
	(in thousands)
Benefit obligation at beginning of year	$41,813	$43,988
Service cost	117	134
Interest cost	672	665
Plan participants' contributions	19	23
Benefits paid	(514)	(489)
Actuarial gain	(18,636)	(2,097)
Foreign currency exchange rate changes	(3,913)	(411)
Benefit obligation at end of year	$19,558	$41,813

Change in plan assets	December 31, 2022	December 31, 2021
	(in thousands)
Fair value of plan assets at beginning of year	$36,198	$34,612
Expected return on plan assets	1,258	1,171
Actual return on plan assets	(7,305)	1,176
Employer contributions	70	91
Plan participants' contributions	19	23
Benefits paid	(514)	(489)
Foreign currency exchange rate changes	(3,676)	(386)
Fair value of plan assets at end of year	$26,050	$36,198

The fair values of the assets above do not include any of the Company's own financial instruments, property occupied by, or other assets used by, the Company.
The following amounts were recorded in the Consolidated Statement of Operations as components of the net periodic benefit cost:

	December 31, 2022	December 31, 2021	December 31, 2020
	(in thousands)
Service cost	$117	$134	$100
Interest cost	672	665	746
Expected return on plan assets	(1,258)	(1,171)	(1,214)
Amortization of net loss	228	625	160
Net periodic benefit cost	$(241)	$253	$(208)

The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost for the years ended December 31, 2022, December 31, 2021 and December 31, 2020:

	December 31, 2022	December 31, 2021	December 31, 2020
Discount rate	1.8%	1.5%	2.1%
Rate of compensation increase	3.7%	3.4%	3.3%
Expected rate of return on plan assets	3.8%	3.4%	4.0%

Other comprehensive income	December 31, 2022	December 31, 2021	December 31, 2020
	(in thousands)
Actuarial (gain)/loss - benefit obligation	$(18,636)	$(2,097)	$5,294
Actuarial loss/(gain) – plan assets	7,305	(1,176)	(878)
Actuarial loss recognized in net periodic benefit cost	(228)	(625)	(160)
Total	$(11,559)	$(3,898)	$4,256

The estimated net loss and prior service cost for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year are $0.3 million and $Nil respectively.

Benefit Obligation

The following assumptions were used in determining the benefit obligation at December 31, 2022 and December 31, 2021:

	December 31, 2022	December 31, 2021
Discount rate	4.9%	1.8%
Rate of compensation increase	3.6%	3.7%

A single discount rate is used which, when used to discount the projected benefit cash flows underlying a pension scheme with a 19 year duration, gives the same result as a full AA corporate bond yield curve.

Actuarial gains on the benefit obligation during 2022 resulted from changes in the assumptions compared to those adopted at December 2021. Changes in the assumptions reflect the changes in market conditions from December 2021 to December 2022 and the actuarial gain is primarily due to the change in the discount rate.
Plan Assets

The Company's pension plan asset allocation is as follows:

Asset Category	December 31, 2022	December 31, 2021
Government Bonds	88%	—%
Diversified Bonds	12%	—%
Equities	—%	24%
Corporate Bonds (including 50% high yield bonds)	—%	37%
Secured Loans and Multi Asset Credit	—%	39%
	100%	100%

During 2022, the scheme's asset strategy changed to align the plan assets more closely with government and diversified bonds. There is no self-investment in employer related assets. The Company’s assumption for the expected return on plan assets was determined by the weighted average of the long-term expected rate of return on each of the asset classes invested as of the balance sheet date. The expected long-term rate of return on assets is 3.8% at December 31, 2022 and December 31, 2021, respectively.

Plan Asset Fair Value Measurements

	December 31, 2022	December 31, 2021
	(in thousands)
Government Bonds	$22,887	$—
Diversified Bonds	$3,163	$—
Equities	$—	$8,782
Corporate Bonds (including 50% high yield bonds)	$—	$13,434
Secured Loans and Multi Asset Credit	$—	$13,982
	$26,050	$36,198

The value of assets held by the plan are represented by quoted prices in active markets for identical assets and are therefore classified as level 1 investments.

Cash Flows

The Company expects to contribute $0.1 million to the pension fund in the year ending December 31, 2023.

The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.

(in thousands)
2023	$302
2024	371
2025	402
2026	703
2027	643
Years 2028 - 2032	3,614

The expected cash flows are estimated figures based on the members expected to retire over the next 10 years assuming no early retirements, withdrawals or commutation of pension for cash. At the present time it is not clear whether annuities will be purchased when members reach retirement or whether pensions will be paid each month out of scheme assets. The cash flows above have been estimated on the assumption that pensions will be paid monthly out of scheme assets. If annuities are purchased, then the expected benefit payments will be significantly different from those shown above.
Aptiv Solutions pension plan

On May 7, 2014 the Company acquired 100% of the common stock of Aptiv Solutions ("Aptiv"). The Company has a defined benefit plan covering its employees in Switzerland as mandated by the Swiss government. Benefits are based on the employee's years of service and compensation. Benefits are paid directly by the Company when they become due, in conformity with the funding requirements of applicable government regulations. The plan is managed externally and the related pension costs and liabilities are assessed in accordance with the advice of a professionally qualified actuary. Plan assets at December 31, 2022 and December 31, 2021 consist of units held in independently administered funds. The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60 'Defined Benefit Plans – Other Postretirement'.

Funded surplus/(deficit)	December 31, 2022	December 31, 2021
	(in thousands)
Projected benefit obligation	$(5,806)	$(7,643)
Fair value of plan assets	5,681	6,964
Funded deficit	$(125)	$(679)

The funded deficit at December 31, 2022 and December 31, 2021 are included in non-current other liabilities on the Consolidated Balance Sheet.

The change in benefit obligation is presented in the following table. The discount rates used in calculating the benefit obligation in years ended December 31, 2022 and December 31, 2021 were 2.3% and 0.4%, respectively.

Change in benefit obligation	December 31, 2022	December 31, 2021
	(in thousands)
Benefit obligation at beginning of year	$7,643	$8,620
Service cost	146	150
Interest cost	30	12
Plan participants' contributions	82	95
Settlement	(218)	(483)
Prior service cost	(23)	(82)
Benefits paid and transferred balances	(182)	76
Actuarial gain	(1,527)	(484)
Foreign currency exchange rate changes	(145)	(261)
Benefit obligation at end of year	$5,806	$7,643

Change in plan assets	December 31,	December 31,
	2022	2021
	(in thousands)
Fair value of plan assets at beginning of year	$6,964	$7,601
Expected return on plan assets	29	15
Actual return on plan assets	(987)	(238)
Scheme contributions	114	128
Plan participants' contributions	82	95
Benefits paid and transferred balances	(182)	76
Settlement	(218)	(483)
Foreign currency exchange rate changes	(121)	(230)
Fair value of plan assets at end of year	$5,681	$6,964

The fair values of the assets above do not include any of the Company's own financial instruments, property occupied by, or other assets used by, the Company.
PRA Switzerland AG pension plan

On July 1, 2021, the Company completed the Acquisition of PRA. PRA Switzerland AG, a subsidiary of the Company has a defined benefit plan covering its employees in Switzerland as mandated by the Swiss government. Benefits are based on the employee's years of service and compensation. Benefits are paid directly by the Company when they become due, in conformity with the funding requirements of applicable government regulations. The plan is managed externally and the related pension costs and liabilities are assessed in accordance with the advice of a professionally qualified actuary. Plan assets at December 31, 2022 consist of units held in independently administered funds. The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60 'Defined Benefit Plans – Other Postretirement'.

Funded surplus/(deficit)	December 31, 2022	December 31, 2021
	(in thousands)
Projected benefit obligation	$(5,345)	$(4,990)
Fair value of plan assets	4,059	3,017
Funded deficit	$(1,286)	$(1,973)

The funded deficit at December 31, 2022 and December 31, 2021 are included in non-current other liabilities on the Consolidated Balance Sheet.

The change in benefit obligation is presented in the following table. The discount rate used in calculating the benefit obligation in years ended December 31, 2022 and December 31, 2021 was 2.3% and 0.4%, respectively.

Change in benefit obligation	December 31, 2022	December 31, 2021
	(in thousands)
Benefit obligation at beginning of period	$4,990	$4,890
Service cost	404	207
Interest cost	20	19
Plan participants’ contributions	2,396	135
Settlement	(844)	—
Benefits paid	(946)	(113)
Actuarial (gain)/loss	(627)	1
Foreign currency exchange rate changes	(48)	(149)
Benefit obligation at end of year	$5,345	$4,990

Change in plan assets	December 31, 2022	December 31, 2021
	(in thousands)
Fair value of plan assets at beginning of period	$3,017	$2,849
Expected return on plan assets	29	15
Actual return on plan assets	87	—
Scheme contributions	325	135
Plan participants’ contributions	2,396	135
Benefits paid	(946)	(113)
Settlement	(844)	—
Foreign currency exchange rate changes	(5)	(4)
Fair value of plan assets at end of year	$4,059	$3,017

The fair values of the assets above do not include any of the Company's own financial instruments, property occupied by, or other assets used by, the Company.